CONVERTIBLE DEBT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
Reductions to Notes Payable			$ 0	$ 1,562,425
Unamortized discounts				374,608
Debt issuance costs				1,187,817
Amortization of debt discounts	$ 0	$ 374,608	$ 374,608	$ 903,317